Operating Leases	12 Months Ended
Dec. 31, 2017
Operating Leases
Operating Leases

(28)Operating Leases

(a)      Operating leases (as lessee)

At 31 December 2017, 2016 and 2015 the Group leases buildings and warehouses from third parties under operating leases.

Operating lease instalments of Euros 80,136 thousand have been recognized as an expense for the year ended at

31 December 2017 (Euros 74,945 thousand at 31 December 2016 and Euros 70,496 thousand at 31 December 2015) and comprise minimum lease payments.

Future minimum payments on non-cancellable operating leases at 31 December 2017, 2016 and 2015 are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Maturity at:
Up to 1 year	46,541	56,869	77,951
Between 1 and 5 years	156,897	181,076	126,644
More than 5 years	58,905	112,986	101,319

Total future minimum payments	262,343	350,931	305,914

(b)Operating leases (as lessor)

At 31 December 2017, 2016 and 2015 the Group has no lease contracts as lessor.